Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

(In thousands)	Generics Segment	Specialty Segment	Total
Balance at December 31, 2010:
Goodwill	$3,277,827	$706,507	$3,984,334
Accumulated impairment losses	—	(385,000)	(385,000)
	3,277,827	321,507	3,599,334
Goodwill acquired (1)	1,138	—	1,138
Foreign currency translation	(82,537)	—	(82,537)
	3,196,428	321,507	3,517,935
Balance at December 31, 2011:
Goodwill	3,196,428	706,507	3,902,935
Accumulated impairment losses	—	(385,000)	(385,000)
	3,196,428	321,507	3,517,935
Foreign currency translation	(2,280)	—	(2,280)
	3,194,148	321,507	3,515,655
Balance at December 31, 2012:
Goodwill	3,194,148	706,507	3,900,655
Accumulated impairment losses	—	(385,000)	(385,000)
	$3,194,148	$321,507	$3,515,655
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(1)	Goodwill acquired primarily through the acquisition of Bioniche Pharma (see Note 3).

Components Of Intangible Assets
Intangible assets consist of the following components at December 31, 2012 and 2011:

(In thousands)	Weighted Average Life (Years)	Original Cost	Accumulated Amortization	Net Book Value
December 31, 2012
Amortized intangible assets:
Patents and technologies	20	$116,631	$88,288	$28,343
Product rights and licenses	10	3,459,980	1,749,424	1,710,556
Other (1)	8	111,033	51,384	59,649
		3,687,644	1,889,096	1,798,548
IPR&D (2)		425,909	—	425,909
		$4,113,553	$1,889,096	$2,224,457
December 31, 2011
Amortized intangible assets:
Patents and technologies	20	$116,631	$82,815	$33,816
Product rights and licenses	10	3,364,263	1,418,492	1,945,771
Other (1)	8	200,663	45,604	155,059
		3,681,557	1,546,911	2,134,646
IPR&D (2)		496,101	—	496,101
		$4,177,658	$1,546,911	$2,630,747
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(1)	Other intangibles consist principally of customer lists and contracts.

(2)	See Note 3.

Product Rights And Licenses By Therapeutic Category
Product rights and licenses are primarily comprised of the products marketed at the time of acquisition. These product rights and licenses relate to numerous individual products, the net book value of which, by therapeutic category, is as follows:

(In thousands)	December 31, 2012	December 31, 2011
Allergy	$111,386	$127,096
Anti-infectives	145,109	179,386
Cardiovascular	309,062	353,026
Central Nervous System	273,102	293,106
Dermatological	93,644	32,710
Endocrine and Metabolic	80,702	92,482
Gastrointestinal	121,823	144,672
Respiratory System	218,658	282,803
Other (1)	357,070	440,490
	$1,710,556	$1,945,771
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(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.